Paycheck Protection Program Loan (Details) - Paycheck Protection Program [Member] - USD ($)	1 Months Ended	12 Months Ended
	May 20, 2021	Dec. 31, 2022	Dec. 31, 2021
Paycheck Protection Program Loan (Details) [Line Items]
Loans received		$ 361,605
Loan interest rate		1.00%
Loan balance		$ 0	$ 0
U.S. Small Business Administration Forgave [Member]
Paycheck Protection Program Loan (Details) [Line Items]
Other income	$ 361,605